Note 13 - Related Party Transactions - Incurred Expenses With Cascabel and IMDEX (Details) - Cascabel and IMDEX [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Exploration and marketing services	$ 424	$ 379
Travel and expenses	75	98
Administration for Mexican subsidiaries	72	92
Field exploration services	384	508
	$ 955	$ 1,077